(FOLD-OUT MAILER (EACH LINE OF DASHES REPRESENTS A FOLD)
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                                    LOOK WHO
                                   IS TALKING
                                   ABOUT ART
                                   BONNEL...
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                    "HE'S A FUND MANAGER YOU CERTAINLY WOULD
                    WANT TO KEEP ON A SHORT LIST OF MANAGERS
                      YOU WOULD CONSIDER GIVING MONEY TO."

                           Don Phillips, Publisher of
                        MORNINGSTAR quoted in INVESTOR'S
                         BUSINESS DAILY, November 1994
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          "THE FINANCIAL WORLD'S MOST SOUGHT AFTER FREE AGENT IN 1994."

                                 Louis Rukeyser,
                   LOUIS RUKEYSER'S MUTUAL FUNDS, March 1995
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                          "TAKE A MOMENT TO GET TO KNOW
                        ARTHUR J. BONNEL, A STOCK PICKER
                        WITH A FEISTY COMPETITIVE STREAK
                            AND A DECIDEDLY BULLISH OUTLOOK."

                       MUTUAL FUNDS MAGAZINE, April 1995
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        "WHEN BONNEL SPEAKS, MANY PEOPLE LISTEN. HIS TRACK RECORD IS ONE
        OF THE FINEST IN THE BUSINESS AND HE IS ONE OF THE FEW PORTFOLIO
           MANAGERS TO CONSISTENTLY OUT PERFORM THE S&P 500."

                William Donoghue, Syndicated Columnist, May 1995
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        "MONEY MANAGER ARTHUR BONNEL IS TURNING HEADS ON WALL STREET."

                      INDIVIDUAL INVESTOR, September 1995
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                          "BONNEL...HAS ONE OF THE BEST
                        TRACK RECORDS IN THE BUSINESS."

                          Smart Money, September 1995
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                           UNITED SERVICES BRINGS YOU
                             THE BONNEL GROWTH FUND

                                    44.83%*

                          Total Return Since Inception
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[Business Reply Card]

YES, I'd like to learn more about United Services' newest fund. Please send me a free prospectus containing more complete information, including charges and expenses. I will read the prospectus carefully before I invest.

o Bonnel Growth Fund  Investment  Kit

o IRA  Information  Kit

Name

Address

City State ZIP Code

Daytime Phone

CALL 1-800-557- 2297 ext. 600
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* Returns 10/17/94 through 10/17/95.  Past performance does not guarantee future results. Investment returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses, call 1-800-426-6635. Please read the prospectus carefully before investing.
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                                      *
                              NO MINIMUM FOR IRAs

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                                      *
                                   NO LOAD

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                                      *
                             25 YEARS OF INVESTMENT
                             MANAGEMENT EXPERIENCE

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                                      *
                                   INVESTS IN:
                               COMMON STOCKS WITH
                                GROWTH POTENTIAL

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                                      *
                                LONG-TERM GROWTH
                         POTENTIAL FOR YOUR INVESTMENT

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[Reverse of Business Reply Card]

United Services logo                                             Postal indicia
Accolade/United Services
P.O. Box 781234
San Antonio, TX 78278-1234